Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Due from Government institutions	$ 2,382	$ 1,967
Interest receivable	368	207
Prepaid expenses	1,144	455
Income tax receivables	307	302
Deposits for operating leases	123	195
Other	87	240
Other current assets	$ 4,411	$ 3,366